Accounts Payable and Accrued Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities Details
Trade payables	$ 90,319	$ 81,616
GST payable	7,054	7,514
Accounts Payable and Accrued Liabilities, net	$ 97,373	$ 89,130